Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of anti-dilutive common share equivalents excluded from the computation of diluted net loss per share
	Nine Months Ended September 30,
	2021	2020
Preferred shares issued and outstanding	1,000	9,355,778
Common share purchase warrants	19,512,039	2,901,182
Options and RSUs outstanding	71,728	101,175

	December 31,
	2020	2019
Preferred shares	9,355,778	8,443,778
Common share purchase warrants	2,786,534	205,562
Restricted stock not yet vested or released	—	20,798
Options outstanding	101,175	2,600